Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Line of Credit	$ 584,450	$ 1,101,931
Total borrowings	1,291,431	1,405,814
Less: current portion, net	(165,662)	(307,451)
Less: deferred finance costs, net	(19,542)	(19,330)
Total long-term borrowings	1,106,227	1,079,033
2022 Senior Secured Notes [Member]
Line of Credit Facility [Line Items]
Line of Credit	90,000	155,000
2022 Notes [Member]
Line of Credit Facility [Line Items]
Line of Credit	0	455,466
2024 Notes [Member]
Line of Credit Facility [Line Items]
Line of Credit	8,626	8,626
NSM Loan (incl. accrued interest $306) [Member]
Line of Credit Facility [Line Items]
Total borrowings	0	48,879
$115.0 million NSM Loan (incl. accrued interest $571) [Member]
Line of Credit Facility [Line Items]
Total borrowings	0	64,630
NSM Loan I [Member]
Line of Credit Facility [Line Items]
Total borrowings	127,632	0
NSM Loan II [Member]
Line of Credit Facility [Line Items]
Total borrowings	135,000	0
Convertible Debenture [Member]
Line of Credit Facility [Line Items]
Total borrowings	47,637	0
Sale and Leaseback Agreements [Member]
Line of Credit Facility [Line Items]
Total borrowings	137,802	114,837
2025 Logistics Senior Notes [Member]
Line of Credit Facility [Line Items]
Line of Credit	500,000	500,000
Navios Logistics other long-term loans and notes payable [Member]
Line of Credit Facility [Line Items]
Notes payable	58,804	58,376
Secured Credit Facilities [Member]
Line of Credit Facility [Line Items]
Line of Credit	$ 185,930	$ 0